Schedule of Stock Holders (Details) - shares		3 Months Ended		12 Months Ended
	Jul. 10, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services				2,727,436
Shares issued for employee bonuses				153,000
Shares issued for option exercises				219,000
Shares issued for Warrant conversions				2,996,127
Shares issued for stock payable				2,248,760
Issuance of common shares, shares					300,000
Shares issued for option exercises	5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares		62,640,314	45,634,154	45,634,154	22,338,888
Shares issued for services		1,570,000	450,000	2,727,436	1,675,000
Shares issued for employee bonuses				153,000
Shares issued for Warrant conversions		3,586,119	2,774,119	2,996,127
Shares issued for stock payable			262,000	2,248,760
Balance, shares		75,176,604	49,220,273	62,640,314	45,634,154	22,338,888
Issuance of common shares, shares		1,927,640		625,000	4,315,787
Shares issued for option exercises					5,000,000
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares		62,640,314	45,634,154	45,634,154		22,338,888
Common Stock issued for private placement		9,038,650		8,130,837
Shares issued for services		1,570,000		2,727,436		4,315,787
Shares issued for employee bonuses				750,000
Shares issued for option exercises				153,000
Shares issued for Warrant conversions				2,996,127		1,200,000
Shares issued for stock payable		1,927,640		2,248,760		300,000
Balance, shares		75,176,604		62,640,314	45,634,154
Shares issued for services						1,675,000
Stock issued for asset purchase						5,000,000
Shares issued from Stock in connection with extinguishment of convertible notes				2,248,760		537,634
Stock issued for conversion of warrants related to IPO						10,266,845
Issuance of common shares, shares				8,130,837
Shares issued for employee bonuses				750,000
Shares issued for option exercises				153,000